Document and Entity Information (USD $) In Millions, except Share data	12 Months Ended
	Dec. 25, 2010	May 05, 2011	Jun. 25, 2010
Document Information [Line Items]
Entity Registrant Name	TUPPERWARE BRANDS CORP
Entity Central Index Key	0001008654
Trading Symbol	TUP
Current Fiscal Year End Date	--12-25
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 25, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		62,810,512
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 2,492,120,773.0